Stock Based Compensation - Additional Information (Detail) - 2004 Stock Plan - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised			$ 16,000	$ 0	$ 627,491
Weighted average grant date fair value of options granted	$ 0.14	$ 0.17	$ 0.16	$ 0.16	$ 0.23	$ 0.29
Weighted average grant date fair value of options vested	$ 0.24	$ 0.26	$ 0.25	$ 0.24
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized employee stock based compensation expense	$ 177,000		$ 177,000		$ 173,704	$ 296,963
Unrecognized employee stock based compensation expense, period for recognition			1 year 10 months 6 days		1 year 9 months 29 days